Note 6 - Leases (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018
Operating Lease, Weighted Average Discount Rate, Percent	9.09%
Operating Lease, Weighted Average Remaining Lease Term	2 years 243 days
Operating Lease, Payments	$ 3,115
Stena Weco A/S [Member] | M/T Stenaweco Energy, M/T Stenaweco Evolution, and M/T Stenaweco Excellence, M/T Stenaweco Elegance [Member]
Number of Time Charters		4
BP Shipping [Member] | MT Eco Revolution, MT Eco Bel Air, and MT Eco Beverly Hills [Member]
Number of Time Charters		3
Shell Tankers Singapore Primate Limited [Member] | MT Eco Palm Desert and MT Eco California [Member]
Number of Time Charters		2
Dampskibsselskabet Norden A/S [Member] | M/T Nord Valiant [Member]
Number of Time Charters		1
Clearlake Shipping Pte Ltd [Member] | MT Eco Fleet [Member]
Number of Time Charters		1
Cargill International SA [Member] | M/T Eco Marina Del Ray [Member]
Number of Time Charters		1